Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes
5. Income Taxes
The Company has reported net losses since inception and therefore, the minimum provision for state income taxes has been recorded. The federal statutory rate was 21% at September 30, 2019 and December 31, 2018, respectively, and the effective income tax rate for the Company’s provision for income taxes was 0% at September 30, 2019, and December 31, 2018, respectively.
The utilization of NOL and tax credit carryforwards to offset future taxable income may be subject to an annual limitation as a result of ownership changes that have occurred previously or may occur in the future. Under Sections 382 and 383 of the Internal Revenue Code of 1986, as amended, (“IRC”), a corporation that undergoes an ownership change may be subject to limitations on its ability to utilize its pre-change
NOLs and other tax attributes otherwise available to offset future taxable income and/or tax liability. An ownership change is defined as a cumulative change of 50% or more in the ownership positions of certain stockholders during a rolling three-year period. The Company has not completed a formal study to determine if any ownership changes within the meaning of IRC Section 382 and 383 have occurred. If an ownership change has occurred, the Company’s ability to use its NOL or tax credit carryforwards may be restricted, which could require the Company to pay federal or state income taxes earlier than would be required if such limitations were not in effect.
The Company conducts intensive research and experimentation activities, generating research tax credits for federal and state purposes under IRC Section 41. The Company has not performed a formal study validating these credits claimed in the tax returns. Once a study is prepared, the amount of R&D, tax credits available could vary from what was originally claimed on the tax returns.
During 2018 and 2019, DermTech Operations issued convertible bridge notes that required bifurcation of embedded derivatives for financial statement purposes. As such deferred taxes were established for both the host instrument and the bifurcated embedded derivatives. Although the deferred tax balances offset at issuance, they will differ as the bifurcated embedded derivatives will be marked to fair value on an ongoing basis while the debt discount will be accounted for under the effective interest method.
Due to the net operating loss carryforwards, the U.S. federal and state returns are open to examination for all years since inception.
Business Combination Tax Implications
In connection with the Business Combination, the Company changed its jurisdiction of incorporation from the British Virgin Islands to the State of Delaware. This reincorporation constituted a tax-free
reorganization within the meaning of Section 368(a)(1)(F) of the IRC. The IRC provides that corporations and shareholders do not recognize gain with respect to certain qualifying reorganizations. To satisfy the requirements for this nonrecognition benefit, a transaction must meet one of the statutory definitions of a “reorganization” set forth in IRC Section 368(a)(1). IRC Section 368(a)(1)(F) provides that a reorganization includes a mere change in identity, form, or place of organization. As a result of the reincorporation, the Company will be treated as a U.S. corporation for federal income tax purposes.
For federal income tax purposes, the Business Combination qualified as a reverse triangular merger within the meaning IRC Sections 368(a) and 368(a)(2)(E). Additionally, the Company, Merger Sub, and DermTech Operations are all parties to the reorganization under IRC Section 368(b). As the transaction qualifies as reorganization under IRC Section 368(a), there are no tax consequences to either DermTech Operations or the Company and all tax attributes retain carryover basis.

(5)	Income Taxes
The Company has reported net losses since inception and therefore, the minimum provision for state income taxes has been recorded.
The following table provides a reconciliation between income taxes computed at the federal statutory rate of 21% and 34% at December 31, 2018 and 2017, respectively, and the Company’s provision for income taxes.

	Year ended December 31 ,
	2018	2017
Income tax at statutory rate	21.0%	34.0%
Change in tax rate for 2017 Jobs Act	—	(81.4)
Permanent items	(1.2)	(1.1)
Tax credits	0.7	0.4
Valuation allowance (decrease) increase	(20.5)	48.1

Income tax expense	—%	—%

Significant components of the Company’s deferred tax assets and liabilities from federal and state income taxes as of December 31 are shown below (in thousands):

	2018	2017
Deferred tax assets:
Stock options right and net operation loss	$15,431	$13,316
Research and development credits	1,473	1,237
Depreciation and amortization	112	111
Stock based compensation	114	62
Derivative liability	735	—
Accruals and other	86	117

	17,951	14,843
Less valuation allowance	(17,523)	(14,843)
Total deferred tax assets	428	—

Deferred tax liabilities:
Debt discount	(428)	—

Net deferred tax assets	$—	$—

The Company has established a valuation allowance to offset the deferred tax assets as realization of such assets is not likely.
At December 31, 2018 and 2017, the Company had federal tax net operating loss (NOL) carryforwards of approximately $59.4 million and $51.3 million, respectively, as well as state tax net operating loss carryforwards at December 31, 2018 and 2017 of approximately $45.6 million and $38.7 million, respectively. The Company also had federal income tax research and development and other tax credit carryforwards at December 31, 2018 and 2017 of approximately $0.7 million and $0.7 million, respectively, and state income tax research and development and other tax credits totaling $0.9 million and $0.7 million at December 31, 2018 and 2017, respectively. The federal tax loss carryforwards will begin to expire in 2019, while the state tax loss carryforwards will begin to expire in 2028. The federal credit carryforwards will begin to expire in 2021 and the state credit carryforwards do not expire.
The utilization of NOL and tax credit carryforwards to offset future taxable income may be subject to an annual limitation as a result of ownership changes that have occurred previously or may occur in the future. Under Sections 382 and 383 of the Internal Revenue Code (IRC), a corporation that undergoes an ownership change may be subject to limitations on its ability to utilize its pre-change
NOLs and other tax attributes otherwise available to offset future taxable income and/or tax liability. An ownership change is defined as a cumulative change of 50% or more in the ownership positions of certain stockholders during a rolling three-year
period. The Company has not completed a formal study to determine if any ownership changes within the meaning of IRC Section 382 and 383 have occurred. If an ownership change has occurred, the Company’s ability to use its NOL or tax credit carryforwards may be restricted, which could require the Company to pay federal or state income taxes earlier than would be required if such limitations were not in effect.
The Company conducts intensive research and experimentation activities, generating research tax credits for federal and state purposes under IRC Section 41. The Company has not performed a formal study validating these credits claimed in the tax returns. Once a study is prepared, the amount of research and development (R&D) tax credits available could vary from what was originally claimed on the tax returns.
During the year, the Company issued convertible bridge notes that required bifurcation of embedded derivatives for financial statement purposes. As such deferred taxes were established for both the host instrument and the bifurcated embedded derivatives. Although the deferred tax balances offset at issuance, they will differ as the bifurcated embedded derivatives will be marked to fair value on an ongoing basis while the debt discount will be accounted for under the effective interest method.

On December 22, 2017, the President of the United States signed into law the Tax Cuts and Jobs Act (Tax Act). The legislation significantly changed U.S. tax law by, among other things, reducing the US federal corporate tax from 35% to 21%.
We have
re-measured
our deferred tax assets and liabilities based on the rates at which they are expected to reverse in the future, which is generally 21% plus state and local tax. The Company recorded a decrease related to our federal deferred tax assets and liabilities of $6.8 million as a result of the tax rate decrease, with a corresponding adjustment to our valuation allowance for the year ended December 31, 2017.
Due to the net operating loss carryforwards, the U.S. federal and state returns are open to examination for all years since inception.